Fair Value Measurements (Details) - Schedule of The Inputs Used In Valuing The Derivative Warrant Liabilities - $ / shares		9 Months Ended	12 Months Ended
	Nov. 10, 2022	Sep. 30, 2023	Dec. 31, 2022
Schedule of derivative component of the obligation is initially valued and classified as a derivative liability [Abstract]
Equity Value	$ 9.01	$ 1.4	$ 3.99
Exercise price	$ 11.5	$ 11.5	$ 11.5
Term (in years)	5 years	4 years 1 month 9 days	4 years 10 months 9 days
Volatility	10.00%	107.00%	35.00%
Risk-free rate	3.91%	4.63%	3.94%
Dividend yield	0.00%	0.00%	0.00%
Call option value	$ 0.62	$ 0.58	$ 0.3